COMPENSATION EXPENSE	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Compensation Expense
COMPENSATION EXPENSE
Compensation generally includes salaries, bonuses, equity and profit sharing awards. Bonuses, equity and profit sharing awards are accrued over the service period to which they relate. Guaranteed payments made to our senior professionals who are members of Medley LLC are recognized as compensation expense. The guaranteed payments to the Company’s Co-Chief Executive Officers are performance based and are periodically set subject to maximums based on the Company’s total assets under management. Such maximums aggregated to $5.0 million during each of the years ended December 31, 2017, 2016 and 2015. During the years ended December 31, 2017, 2016 and 2015, neither of the Company’s Co-Chief Executive Officers received any guaranteed payments.
Performance Fee Compensation
In October 2010 and January 2014, the Company granted shares of vested profit interests in certain subsidiaries to select employees. These awards are viewed as a profit-sharing arrangement and are accounted for under ASC 710, which requires compensation expense to be recognized over the vesting period, which is usually the period over which service is provided. The shares were vested at grant date, subject to a divestiture percentage based on percentage of service completed from the award grant date to the employee’s termination date. The Company adjusts the related liability quarterly based on changes in estimated cash flows for the profit interests.
In February 2015 and March 2016, the Company granted incentive cash bonus awards to select employees. These awards entitle employees to receive cash compensation based on distributed performance fees received by the Company from certain institutional funds. Eligibility to receive payments pursuant to these incentive awards is based on continued employment and ceases automatically upon termination of employment. Performance compensation expense is recorded based on the fair value of the incentive awards at the date of grant and is recognized on a straight-line basis over the expected requisite service period.  The performance compensation liability is subject to re-measurement at the end of each reporting period and any changes in the liability are recognized in such reporting period.
For the years ended December 31, 2017, 2016 and 2015, the Company recorded a reversal of performance fee compensation expense of $0.9 million, $0.3 million and $8.0 million, respectively. As of December 31, 2017 and 2016, total performance fee compensation payable for these awards was $0.1 million and $1.0 million, respectively, and is included as a component of accounts payable, accrued expenses and other liabilities on the Company's consolidated balance sheets.
Retirement Plan
The Company sponsors a defined-contribution 401(k) retirement plan that covers all employees. Employees are eligible to participate in the plan immediately, and participants are 100% vested from the date of eligibility. The Company makes contributions to the plan of 3% of an employee’s eligible wages, up to a maximum limit as determined by the Internal Revenue Service. The Company also pays all administrative fees related to the plan. The Company's accrued contributions to the plan were $0.5 million, $0.6 million and $0.4 million for the years ended December 31, 2017, 2016 and 2015, respectively. As of December 31, 2017 and 2016 the Company's outstanding liability to the plan was $0.5 million.
Stock-Based Compensation
In connection with the IPO, the Company adopted the Medley Management Inc. 2014 Omnibus Incentive Plan (the “Plan”). The purpose of the Plan is to provide a means through which the Company may attract and retain key personnel and to provide a means whereby directors, officers, employees, consultants and advisors (and prospective directors, officers, employees, consultants and advisors) of the Company can acquire and maintain an equity interest in the Company, or be paid incentive compensation, including incentive compensation measured by reference to the value of Medley Management Inc.’s Class A common stock or Medley LLC’s unit interests, thereby strengthening their commitment to the welfare of the Company and aligning their interests with those of the Company’s stockholders. The Plan provides for the issuance of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units (“RSUs”), restricted LLC Units, stock bonuses, other stock-based awards and cash awards. The maximum aggregate number of awards available to be granted under the plan, as amended, is 4,500,000, of which all or any portion may be issued as shares of Medley Management Inc.’s Class A common stock or Medley LLC’s unit interests. Shares of Class A common stock issued by the Company in settlement of awards may be authorized and unissued shares, shares held in the treasury of the Company, shares purchased on the market or by private purchase or a combination of the foregoing. As of December 31, 2017, there were 2.5 million awards available to be granted under the Plan.
The fair value of RSUs granted under the Plan is determined to be the fair value of the underlying shares on the date of grant. The fair value of restricted LLC Units of Medley LLC is based on the public share price of MDLY at date of grant, adjusted for different distribution rights. The aggregate fair value of these awards is charged to compensation expense on a straight-line basis over the vesting period, which is generally up to five years.
Stock-based compensation was $2.8 million, $3.8 million and $3.1 million during the years ended December 31, 2017, 2016 and 2015, respectively.
A summary of RSU and restricted LLC units activity for the years ended December 31, 2017, 2016 and 2015 is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value	Number of Restricted LLC Units	Weighted Average Grant Date Fair Value
Balance at December 31, 2014	1,197,915	$17.91	—	$—
Granted	188,404	9.96	—	—
Forfeited	(244,868)	17.99	—	—
Vested	(10,647)	18.00	—	—
Balance at December 31, 2015	1,130,804	$16.56	—	$—
Granted	597,283	5.89	—	—
Forfeited	(44,200)	17.24	—	—
Vested	(31,404)	6.05	—	—
Balance at December 31, 2016	1,652,483	$12.88	—	$—
Granted	513,838	9.17	320,000	11.67
Forfeited	(404,456)	13.51	—	—
Vested	(310,472)	17.29	—	—
Balance at December 31, 2017	1,451,393	$10.44	320,000	$11.67

The fair value of RSUs vested during the year ended December 31, 2017 was $1.9 million. The vesting of 310,472 restricted stock units resulted in the issuance of 193,282 Class A common shares, as the restricted stock units were net-share settled such that the Company withheld awards with the aggregate fair value equivalent to the employees' minimum statutory tax obligations in accordance with the terms of the Plan. Total tax obligations amounted to $0.7 million and payments to the appropriate taxing authorities are reflected as a financing activity on the Company's consolidated statements of cash flows.
During the year ended December 31, 2017, $2.7 million of previously recognized compensation was reversed relating to forfeited RSUs. In addition, during the year ended December 31, 2017, the Company reclassified cumulative dividends of $0.7 million from retained earnings to other compensation expense as a result of such forfeited RSUs. Unamortized compensation cost related to unvested RSUs and restricted LLC units as of December 31, 2017 was $12.5 million and is expected to be recognized over a weighted average period of 3.2 years.